FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	$ 30,714	$ 10,639
Hedging instrument, liabilities	(74)	(33)
Derivative financial liabilities	(39,586)	(134,242)
Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	29	121
Hedging instrument, assets	4,343	5,827
Hedging instrument, liabilities	(35,341)	(111,400)
Derivative financial liabilities	(74)	(19)
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	0	(14)
Cross currency swap [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	26,371	4,812
Hedging instrument, liabilities	$ (4,245)	$ (22,842)